FAIRPORT EMERGING GROWTH FUND
                       FAIRPORT INTERNATIONAL EQUITY FUND
                              FAIRPORT GROWTH FUND
                         FAIRPORT GROWTH AND INCOME FUND

                       Supplement Dated February 27, 2004
                        To Prospectus Dated March 1, 2003

     The Board of Trustees of the Fairport Funds (the "Trust") has decided to terminate the four equity funds (the "Equity Funds" or "Funds") of the Trust, effective April 16, 2004. The Equity Funds are continuing to pursue their respective investment objectives, and will continue to accept purchase orders until April 8, 2004, when it is anticipated that the Fund portfolios will be converted to cash. The Equity Funds will cease operations on April 16, 2004. The Fairport Government Securities Fund (the "Government Fund") will not be affected by this decision and will continue to operate as before under a separate prospectus.

     The Adviser to the Funds is taking steps to assure that the closing of the Equity Funds proceeds on an orderly basis so that each of you receives the fair value of your shares (including any distributions of capital gains and net investment income). The Adviser has also agreed to continue to cap operating expenses at the levels indicated in the footnote to the table under "Fees and Expenses of the Funds" in the Prospectus. This measure is in place to ensure that during a period of declining assets of the Equity Funds, total annual operating expenses as a percentage of average daily assets of the Funds do not exceed 1.95%, 1.95%, 1.75% and 1.75%, respectively, for the Fairport Emerging
Growth Fund, Fairport International Equity Fund, Fairport Growth Fund and Fairport Growth & Income Fund. In addition, each Fund has discontinued operation of its Distribution Expense Plan, effective immediately, thereby eliminating all distribution (12b-1) expenses. While these steps should reduce Equity Fund expense ratios, it is possible that expense ratios may increase slightly over current levels - - as Fund shares are redeemed, the Fund expenses that are fixed will be absorbed by a smaller number of shares, resulting in increased expense ratios (but not to levels greater than the cap levels referred to above).

     Prior to April 16, 2004, you may either exchange your shares for shares of the Fairport Government Securities Fund (you should carefully review the Prospectus of that Fund before deciding to exchange your shares) or redeem your shares. To make an exchange or redemption, contact Shareholder Services at the following address or telephone number: Fairport Funds, c/o Unified Fund
Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110 or speak to a Shareholder Services Representative at 1.800.332.6459, option 1. If you have not redeemed your Equity Fund shares on or before April 15, 2004, your shares will automatically be redeemed and a check will be mailed to you for the full redemption value of the shares. Each redemption or exchange generally will be a taxable event.

     Shareholders should note that it is likely that the scheduled closing of the Equity Funds will affect operations of those Funds in the period prior to the closing. It is expected that there will be substantial redemptions of Fund shares during that period. The required sales of portfolio securities to meet redemption requests could make it difficult to manage the portfolios effectively, and may affect the ability of the Equity Funds to continuously meet their investment objectives during the period. As a result, you may not wish to purchase additional shares of the Equity Funds.

               IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS

     If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption or exchange of Fund shares. Proceeds of a redemption will be sent to you, as trustee or custodian of the plan. You should be aware, however, that if a distribution is made from the plan, a rollover is required to avoid taxation and penalties. If you are the trustee of a qualified retirement plan, you must reinvest the money in any way permitted by the plan and trust agreement. Please note that ERISA may require your plan to provide a notice to participants at least thirty (30) days before the Fund portfolios are converted to cash (see the separate supplement that describes this requirement).

                          FAIRPORT EMERGING GROWTH FUND
                       FAIRPORT INTERNATIONAL EQUITY FUND
                              FAIRPORT GROWTH FUND
                         FAIRPORT GROWTH AND INCOME FUND

                       Supplement Dated February 27, 2004
                        To Prospectus Dated March 1, 2003

     The four Equity Funds ("Equity Funds") of the Fairport Funds will cease operations on April 16, 2004. It is anticipated that the Equity Fund portfolios will be converted to cash on April 8, 2004.

     In certain circumstances, ERISA requires that a "blackout" notice be furnished to plan participants and beneficiaries at least thirty (30) days before an investment option is suspended. Employers, administrators, trustees and other fiduciaries therefore should consult their tax advisors IMMEDIATELY to determine whether they need to send a blackout notice to participants and beneficiaries. The U.S. Department of Labor model form of blackout notice is attached. Please note that the blackout notice must be provided at least thirty
(30) days prior to the effective date of the suspension (April 8, 2004).

     Plans covered by ERISA (which may be subject to the blackout notice requirement) include (without limitation): 401(k) Plans, 403(b) Tax-Sheltered Annuities, Employee Stock Ownership Plans ("ESOPs"), Money Purchase Pension Plans, Profit-Sharing Plans, Simplified Employee Pensions ("SEPs"), Stock Bonus Plans and SIMPLE Plans and IRAs.

     ERISA may require other plan materials to be updated as well. Please consult your tax advisor as to whether your plan is subject to ERISA.

Important Notice Concerning Your Rights

Under The [Enter Name of Individual Account Plan]

[Enter date of notice]

1. This notice is to inform you that the [enter name of plan] will be [enter reasons for blackout period, as appropriate: changing investment options, changing recordkeepers, etc.].

2. As a result of these changes, you temporarily will be unable to [enter as appropriate: direct or diversify investments in your individual accounts (if only specific investments are subject to the blackout, those investments should be specifically identified), obtain a loan from the plan, or obtain a distribution from the plan]. This period, during which you will be unable to exercise these rights otherwise available under the plan, is called a "blackout period." Whether or not you are planning retirement in the near future, we encourage you to carefully consider how this blackout period may affect your retirement planning, as well as your overall financial plan.

3. The blackout period for the plan [enter the following as appropriate: is expected to begin on [enter date] and end [enter date]/is expected to begin during the week of [enter date] and end during the week of [enter date]. During these weeks, you can determine whether the blackout period has started or ended by [enter instructions for use toll-free number or accessing web site].

4. [In the case of investments affected by the blackout period, add the following: During blackout period you will be unable to direct or diversify the assets held in your plan account. For this reason, it is very important that you review and consider the appropriateness of your current investments in light of your inability to direct or diversify those investments during the blackout period. For your long-term retirement security, you should give careful consideration to the importance of a well-balanced and diversified investment portfolio, taking into account all your assets, income and investments.] [If the plan permits investments in individual securities, add the following: You should be aware that there is a risk to holding substantial portions of your assets in the securities of any one company, as individual securities tend to have wider price swings, up and down, in short periods of time, than investments in diversified funds. Stocks that have wide price swings might have a large loss during the blackout period, and you would not be able to direct the sale of such stocks from your account during the blackout period.]

5. [If timely notice cannot be provided (see paragraph (b)(1)(v) of this section) enter: (A) Federal law generally requires that you be furnished notice of a blackout period at least 30 days in advance of the last date on which you could exercise your affected rights immediately before the commencement of any blackout period in order to provide you with sufficient time to consider the effect of the blackout period on your retirement and financial plans. (B) [Enter explanation of reasons for inability to furnish 30 days advance notice.]]

6. If you have any questions concerning this notice, you should contact [enter name, address and telephone number of the plan administrator or other contact responsible for answering questions about the blackout period].